Deferred Income Tax - Summary of Movements of Deferred Tax Assets and Liabilities (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	S/ 350,089	S/ 364,225	S/ 353,839
(Charge) credit to P&L	(206,273)	25,118	42,599
Charge (credit) to equity	(3)	(95)	(16,804)
IFRIC 23 adoption	(986)
Sale of subsidiaries		40,460	12,160
Ending balance	128,185	350,089	364,225
Difference in depreciation rates [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	74,983	165,851	61,750
(Charge) credit to P&L	9,937	(74,679)	104,101
Sale of subsidiaries			(16,189)
Ending balance	84,920	74,983	165,851
Deferred income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	13,574	0
(Charge) credit to P&L	10,571	13,574
Ending balance	24,145	13,574	0
Deferred income tax liability work in process [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	5,456	2,530	8,242
(Charge) credit to P&L	33,403	2,926	(5,712)
Ending balance	38,859	5,456	2,530
Tax receivable [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	32,878	32,189	28,867
(Charge) credit to P&L	3,312	689	3,322
Ending balance	36,190	32,878	32,189
Borrowing costs capitalized [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	15,716	19,945	21,418
(Charge) credit to P&L	(780)	(4,229)	(1,473)
Ending balance	14,936	15,716	19,945
PPA [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,562)	15,338	27,118
(Charge) credit to P&L	11,385	(11,699)	(11,780)
Sale of subsidiaries			(5,201)
Ending balance	9,823	(1,562)	15,338
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	13,808	9,357	13,164
(Charge) credit to P&L	18,821	7,828	(3,724)
Sale of subsidiaries		(3,377)	(83)
Ending balance	32,629	13,808	9,357
Deferred Tax Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	154,853	245,210	160,559
(Charge) credit to P&L	86,649	(65,590)	84,734
Sale of subsidiaries		(24,767)	(83)
Ending balance	241,502	154,853	245,210
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	38,366	52,439	105,679
(Charge) credit to P&L	804	702	(12,614)
Charge (credit) to equity			(8,882)
Reclassification			(30,901)
Sale of subsidiaries		(14,775)	(683)
Others			(160)
Ending balance	39,170	38,366	52,439
Accelerated tax depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	921	86,651	16,381
(Charge) credit to P&L	7,512	(83,561)	79,637
Sale of subsidiaries		(2,169)	(9,367)
Ending balance	8,433	921	86,651
Tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	136,310	144,089	153,083
(Charge) credit to P&L	14,343	25,733	(8,555)
IFRIC 23 adoption	(986)
Sale of subsidiaries		(33,512)	(438)
Others			(1)
Ending balance	149,667	136,310	144,089
Deferred income tax asset work in process [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	34,005	39,487	17,614
(Charge) credit to P&L	11,715	(5,482)	21,873
Ending balance	45,720	34,005	39,487
Accrual for unpaid vacations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	9,009	13,440	12,972
(Charge) credit to P&L	1,842	1,784	2,166
Sale of subsidiaries		(6,215)	(1,697)
Others			(1)
Ending balance	10,851	9,009	13,440
Investments in subsidiaries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance			608
(Charge) credit to P&L			118
Reclassification			(726)
Provision deterioration [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	253,607	224,780	172,052
(Charge) credit to P&L	(205,265)	35,289	28,593
Charge (credit) to equity			(7,493)
Reclassification			31,627
Sale of subsidiaries		(6,462)
Others			1
Ending balance	48,342	253,607	224,780
Tax goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	18,048	20,413	20,525
(Charge) credit to P&L	(4,526)	(2,365)	(112)
Ending balance	13,522	18,048	20,413
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	14,676	28,136	15,484
(Charge) credit to P&L	53,329	(14,096)	18,358
Charge (credit) to equity	(3)	(95)	(347)
Sale of subsidiaries		(944)	(236)
Others	(14,020)	1,675	(5,123)
Ending balance	53,982	14,676	28,136
Deferred Tax Asset [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	504,942	609,435	514,398
(Charge) credit to P&L	(120,246)	(41,996)	129,464
Charge (credit) to equity	(3)	(95)	(16,722)
IFRIC 23 adoption	(986)
Sale of subsidiaries		(64,077)	(12,421)
Others	(14,020)	1,675	(5,284)
Ending balance	S/ 369,687	S/ 504,942	S/ 609,435